BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.2%
COMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 3.2%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	210,000		$213,308	(a)
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	135,000		145,497	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	325,000		368,843
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	330,000		343,518	(a)

Total Diversified Telecommunication Services					1,071,166

Media - 6.4%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	420,000		418,816	(a)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	335,000	EUR	387,947	(a)
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	200,000		208,131	(a)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	125,000		143,032
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	475,000		492,100	(a)
Sinclair Television Group Inc., Senior Notes	5.500%	3/1/30	165,000		168,468	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	270,000		280,463

Total Media					2,098,957

Wireless Telecommunication Services - 2.8%
Kenbourne Invest SA, Senior Notes	4.700%	1/22/28	450,000		453,838	(a)
Switch Ltd., Senior Notes	4.125%	6/15/29	75,000		77,063	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	180,000		186,444
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000		203,500	(a)(b)

Total Wireless Telecommunication Services					920,845

TOTAL COMMUNICATION SERVICES					4,090,968

CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 5.9%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	140,000		138,425	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	50,000		52,125	(a)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	130,000		131,950	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	630,000		659,074	(a)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	130,000		142,513	(a)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	155,000		169,601	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	130,000		134,570	(a)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	465,000		512,270

Total Hotels, Restaurants & Leisure					1,940,528

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.5%
KB Home, Senior Notes	4.000%	6/15/31	145,000	$146,450

Specialty Retail - 3.9%
Carvana Co., Senior Notes	5.500%	4/15/27	430,000	445,244	(a)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	200,000	200,273	(a)
L Brands Inc., Senior Notes	6.625%	10/1/30	80,000	92,700	(a)
Magic Mergeco Inc., Senior Notes	7.875%	5/1/29	160,000	165,200	(a)
Magic Mergeco Inc., Senior Secured Notes	5.250%	5/1/28	380,000	390,328	(a)

Total Specialty Retail				1,293,745

TOTAL CONSUMER DISCRETIONARY				3,380,723

CONSUMER STAPLES - 5.2%
Food Products - 2.9%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	455,000	477,672	(a)
JBS USA Food Co., Senior Notes	7.000%	1/15/26	200,000	212,551	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./ Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	270,000	272,692	(a)

Total Food Products				962,915

Household Products - 1.0%
Central Garden & Pet Co., Senior Notes	4.125%	10/15/30	315,000	322,828

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	105,000	111,510	(a)

Tobacco - 1.0%
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	305,000	311,094	(a)

TOTAL CONSUMER STAPLES				1,708,347

ENERGY - 14.2%
Oil, Gas & Consumable Fuels - 14.2%
Apache Corp., Senior Notes	4.875%	11/15/27	330,000	357,850
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	345,000	360,122	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	335,000	362,676	(a)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	430,000	443,588	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	450,000	455,067	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	375,000	372,718
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	315,000	378,394
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	800,000	787,760
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	490,000	434,238
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	325,000	329,371	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	370,000	395,306	(a)

TOTAL ENERGY				4,677,090

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report

BrandywineGLOBAL — Global High Yield Fund

Schedule of investments (unaudited) (cont’d)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 3.6%
Banks - 0.6%
Natwest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	200,000		$201,440	(d)(e)

Capital Markets - 1.6%
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	205,000		218,708
XP Inc., Senior Notes	3.250%	7/1/26	320,000		316,800	(a)(b)

Total Capital Markets					535,508

Consumer Finance - 1.0%
Credito Real SAB de CV SOFOM ER, Senior Notes	8.000%	1/21/28	360,000		309,884	(a)

Insurance - 0.4%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	135,000		135,608

TOTAL FINANCIALS					1,182,440

HEALTH CARE - 8.5%
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	230,000		233,162	(a)

Pharmaceuticals - 7.8%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	514,000		527,492	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	455,000		450,587	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	120,000		122,965	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	545,000		537,615	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	350,000		386,339
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	570,000		542,925

Total Pharmaceuticals					2,567,923

TOTAL HEALTH CARE					2,801,085

INDUSTRIALS - 6.8%
Airlines - 2.2%
Air Canada, Secured Notes	9.000%	6/22/24	420,000	CAD	361,689
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	355,000		360,776	(a)

Total Airlines					722,465

Commercial Services & Supplies - 0.5%
Deluxe Corp., Senior Notes	8.000%	6/1/29	145,000		157,713	(a)

Construction & Engineering - 0.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	200,000		206,180	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	85,000	$89,695	(a)

Industrial Conglomerates - 1.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	435,000	462,275

Marine - 1.1%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	320,000	354,669	(a)

Road & Rail - 0.4%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	130,000	140,167	(a)

Trading Companies & Distributors - 0.3%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	95,000	101,132	(a)

TOTAL INDUSTRIALS				2,234,296

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 4.6%
CommScope Inc., Senior Notes	8.250%	3/1/27	275,000	294,264	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	100,000	108,511	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	250,000	264,237	(a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	535,000	566,437	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	275,000	287,831	(a)

Total Communications Equipment				1,521,280

IT Services - 0.5%
Square Inc., Senior Notes	3.500%	6/1/31	150,000	151,500	(a)

Semiconductors & Semiconductor Equipment - 0.2%
Synaptics Inc., Senior Notes	4.000%	6/15/29	70,000	70,438	(a)

Software - 1.2%
Elastic NV, Senior Notes	4.125%	7/15/29	70,000	70,000	(a)(b)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	325,000	325,406	(a)

Total Software				395,406

Technology Hardware, Storage & Peripherals - 1.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	385,000	395,811	(a)

TOTAL INFORMATION TECHNOLOGY				2,534,435

MATERIALS - 13.1%
Chemicals - 2.7%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	345,000	366,845	(a)
Tronox Inc., Senior Notes	4.625%	3/15/29	90,000	91,012	(a)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	405,000	429,966	(a)

Total Chemicals				887,823

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	370,000	$377,892	(a)

Metals & Mining - 9.2%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	410,000	428,218	(a)
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	325,000	356,688
Arconic Corp., Secured Notes	6.125%	2/15/28	140,000	150,600	(a)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	405,000	426,263
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	204,126	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	825,000	900,034	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	535,000	558,406	(a)

Total Metals & Mining				3,024,335

TOTAL MATERIALS				4,290,050

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	335,000	351,264	(a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	220,000	227,425	(a)

Total Equity Real Estate Investment Trusts (REITs)				578,689

Real Estate Management & Development - 1.9%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	575,000	624,427	(a)

TOTAL REAL ESTATE				1,203,116

UTILITIES - 3.7%
Electric Utilities - 1.1%
NRG Energy Inc., Senior Notes	6.625%	1/15/27	265,000	274,665
Talen Energy Supply LLC, Senior Secured Notes	7.250%	5/15/27	80,000	74,750	(a)

Total Electric Utilities				349,415

Independent Power and Renewable Electricity Producers - 2.6%
Clearway Energy Operating LLC, Senior Notes	5.000%	9/15/26	495,000	510,211
Clearway Energy Operating LLC, Senior Notes	3.750%	2/15/31	360,000	358,684	(a)

Total Independent Power and Renewable Electricity Producers				868,895

TOTAL UTILITIES				1,218,310

TOTAL CORPORATE BONDS & NOTES (Cost - $28,028,574)				29,320,860

CONVERTIBLE BONDS & NOTES - 4.5%
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
DISH Network Corp., Senior Notes	3.375%	8/15/26	760,000	777,480

HEALTH CARE -1.0%
Health Care Equipment & Supplies - 1.0%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	400,000	337,500	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 1.1%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	330,000		$347,743

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,340,046)					1,462,723

SOVEREIGN BONDS - 0.6%
Ukraine - 0.6%
Ukraine Government International Bond, Senior Notes (Cost - $200,000)	7.253%	3/15/33	200,000		208,870	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $29,568,620)					30,992,453

SHORT-TERM INVESTMENTS - 5.0%
SOVEREIGN BONDS - 2.3%
Egypt Treasury Bills (Cost - $747,239)	9.483%	8/24/21	11,950,000	EGP	751,065	(f)

			SHARES
MONEY MARKET FUNDS - 2.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $886,713)	0.010%		886,713		886,713	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,633,952)					1,637,778

TOTAL INVESTMENTS - 99.3% (Cost - $31,202,572)					32,630,231
Other Assets in Excess of Liabilities - 0.7%					245,388

TOTAL NET ASSETS - 100.0%					$32,875,619

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees. (d) Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Rate shown represents yield-to-maturity.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $886,713 and the cost was $886,713 (Note 2).

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
EGP	— Egyptian Pound
EUR	— Euro

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,440,000	USD	1,713,190	Citibank N.A.	7/12/21	$(5,277)
GBP	500,000	USD	705,136	HSBC Securities Inc.	8/19/21	(13,403)

Total						$(18,680)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At June 30, 2021, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$230,000		6/20/22	0.537%	5.000% quarterly	$10,077	$9,392	$685
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	670,000		6/20/22	0.508%	5.000% quarterly	29,556	25,702	3,854
Goldman Sachs Group Inc. (Talen Energy Supply LLC, 6.500%, due 6/1/25)	290,000		6/20/22	11.763%	1.000% quarterly	(27,954)	(17,773)	(10,181)
JPMorgan Chase & Co. (Altice France SA, 5.875%, due 2/1/27)	515,000	EUR	12/20/25	3.007%	5.000% quarterly	51,861	50,717	1,144

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT2*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT JUNE 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase & Co. (Altice Luxembourg SA, 7.250%, due 5/15/22)	530,000	EUR	12/20/25	3.965%	5.000% quarterly	$26,958	$37,001	$(10,043)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$325,000		6/20/22	0.236%	1.000% quarterly	2,444	(4,915)	7,359
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	510,000		6/20/22	0.236%	1.000% quarterly	3,836	(7,717)	11,553
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	380,000		6/20/23	1.375%	1.000% quarterly	(2,792)	(9,959)	7,167
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	415,000		6/20/25	2.363%	1.000% quarterly	(21,351)	(34,589)	13,238

Total						$72,635	$47,859	$24,776

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT2*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit iTraxx Crossover Index	3,320,111	EUR	12/20/25	5.000% quarterly	$502,083	$401,588	$100,495

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global High Yield Fund 2021 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$29,320,860	—	$29,320,860
Convertible Bonds & Notes	—	1,462,723	—	1,462,723
Sovereign Bonds	—	208,870	—	208,870

Total Long-Term Investments	—	30,992,453	—	30,992,453

Short-Term Investments†:
Sovereign Bonds	—	751,065	—	751,065
Money Market Funds	$886,713	—	—	886,713

Total Short-Term Investments	886,713	751,065	—	1,637,778

Total Investments	$886,713	$31,743,518	—	$32,630,231

Other Financial Instruments:
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$124,732	—	$124,732
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	100,495	—	100,495

Total Other Financial Instruments	—	$225,227	—	$225,227

Total	$886,713	$31,968,745	—	$32,855,458

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$18,680	—	$18,680
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	52,097	—	52,097

Total	—	$70,777	—	$70,777

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2021. The following transactions were effected in such company for the period ended June 30, 2021.

	Affiliate Value at September 30, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,326,297	2,326,297	$1,439,584	1,439,584	—	$6	—	$886,713

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